Stock-Based Compensation (Summary of Restricted Stock Activity) (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted stock Non-vested, beginning balance	28,035	20,715
Restricted stock, granted	9,400	12,675
Restricted stock, vested	(7,020)	(4,680)
Restricted stock, forfeited	0	(675)
Restricted stock Non-vested, ending balance	30,415	28,035
Restricted stock Non-vested, weighted-average grant date fair value, beginning balance	$ 20.64	$ 19.21
Restricted stock, granted, weighted-average grant date fair value	32.81	22.37
Restricted stock, vested, weighted-average grant date fair value	20.37	19.23
Restricted stock, forfeited, weighted-average grant date fair value	0.00	19.20
Restricted stock Non-vested, weighted-average grant date fair value, ending balance	$ 24.46	$ 20.64